Fair Value Of Assets And Liabilities (Summary Of Changes In Level 3 Assets And Liabilities Measured At Fair Value) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Trading Account Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 7,200,000		$ 17,992,000		$ 18,059,000
Net income	149,000		5,028,000		3,678,000
Other comprehensive income	0		0		0
Purchases, assets	1,559,000		0		0
Issuances, assets	0		0		0
Sales, assets	(1,715,000)		(7,784,000)		0
Settlements, assets	(1,550,000)		(8,036,000)		(9,225,000)
Net transfers into/(out of) Level 3, assets	0		0		5,480,000
Ending Balance	5,643,000		7,200,000		17,992,000
Net unrealized gains/(losses) included in net income	225,000	[1]	1,237,000	[1]	2,084,000	[1]
Loans Held For Sale [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	230,456,000		221,094,000		210,487,000
Net income	52,494,000		(4,387,000)		(2,618,000)
Other comprehensive income	0		0		0
Purchases, assets	5,654,000		69,929,000		60,111,000
Issuances, assets	0		0		0
Sales, assets	(236,975,000)		0		0
Settlements, assets	(19,806,000)		(40,369,000)		(27,032,000)
Net transfers into/(out of) Level 3, assets	(3,913,000)	[2]	(15,811,000)	[2]	(19,854,000)	[2]
Ending Balance	27,910,000		230,456,000		221,094,000
Net unrealized gains/(losses) included in net income	1,991,000	[1]	(4,387,000)	[1]	(2,618,000)	[1]
Investment Portfolio [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	3,826,000		5,253,000		7,262,000
Net income	0		0		0
Other comprehensive income	(64,000)		(114,000)		(234,000)
Purchases, assets	0		0		0
Issuances, assets	0		0		0
Sales, assets	0		0		0
Settlements, assets	(455,000)		(1,313,000)		(1,775,000)
Net transfers into/(out of) Level 3, assets	0		0		0
Ending Balance	3,307,000		3,826,000		5,253,000
Net unrealized gains/(losses) included in net income	0		0		0
Venture Capital Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	4,300,000		4,300,000		12,179,000
Net income	(2,995,000)		0		371,000
Other comprehensive income	0		0		0
Purchases, assets	0		0		0
Issuances, assets	0		0		0
Sales, assets	(5,000)		0		(8,250,000)
Settlements, assets	(1,300,000)		0		0
Net transfers into/(out of) Level 3, assets	0		0		0
Ending Balance	0		4,300,000		4,300,000
Net unrealized gains/(losses) included in net income	0		0		(4,700,000)	[3]
Mortgage Servicing Rights Net [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	72,793,000		114,311,000		144,069,000
Net income	1,248,000		20,182,000		(5,075,000)
Other comprehensive income	0		0		0
Purchases, assets	0		0		0
Issuances, assets	0		0		0
Sales, assets	(70,204,000)		(39,633,000)		0
Settlements, assets	(1,320,000)		(22,067,000)		(24,683,000)
Net transfers into/(out of) Level 3, assets	0		0		0
Ending Balance	2,517,000		72,793,000		114,311,000
Net unrealized gains/(losses) included in net income	43,000	[1]	17,394,000	[1]	(3,957,000)	[1]
Net Derivative Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	(2,915,000)		(2,175,000)		(11,820,000)
Net income	(5,981,000)		(2,013,000)		(1,757,000)
Other comprehensive income	0		0		0
Purchases, liabilities	0		0		0
Issuances, liabilities	0		0		0
Sales, liabilities	0		0		0
Settlements, liabilities	3,656,000		1,273,000		11,402,000
Net transfers in/(out) level 3, liabilities	0		0		0
Ending Balance	(5,240,000)		(2,915,000)		(2,175,000)
Net unrealized gains/(losses) included in other expense	(5,981,000)	[4]	2,013,000	[4]	(1,757,000)	[4]
Other Short Term Borrowings [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			(11,156,000)		(14,833,000)
Net income			(3,000)		3,677,000
Other comprehensive income			0		0
Purchases, liabilities			0		0
Issuances, liabilities			0		0
Sales, liabilities			11,159,000		0
Settlements, liabilities			0		0
Net transfers in/(out) level 3, liabilities			0		0
Ending Balance			0		(11,156,000)
Net unrealized gains/(losses) included in net income			$ 0	[1]	$ 3,677,000	[1]

[1]	Primarily included in mortgage banking income on the Consolidated Statements of Income.
[2]	Transfers out of recurring loans held-for-sale level 3 balances reflect movements out of loans held-for-sale and into real estate acquired by foreclosure (level 3 nonrecurring).
[3]	Represents recognized gains and losses attributable to venture capital investments classified within securities available-for-sale that are included in securities gains/(losses) in noninterest income.
[4]	Included in Other expense.